Condensed Financial Information of New Borun (Tables) - New Borun	12 Months Ended
Dec. 31, 2017
CONDENSED BALANCE SHEETS

CONDENSED BALANCE SHEETS

	As of December 31,
	2016	2017	2017
	(RMB)	(RMB)	($)
ASSETS
Current assets
Cash	146	137	21
Amounts due from subsidiaries	244,532,160	244,532,160	37,423,428

Total current assets	244,532,306	244,532,297	37,423,449
Investments in subsidiaries	1,624,272,493	1,801,071,015	275,637,571

Total assets	1,868,804,799	2,045,603,312	313,061,020

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities
Accrued expenses and other payables	5,306	4,999	765

Total current liabilities and total liabilities	5,306	4,999	765

Total shareholders’ equity	1,868,799,493	2,045,598,313	313,060,255

Total liabilities and shareholders’ equity	1,868,804,799	2,045,603,312	313,061,020

CONDENSED STATEMENTS OF INCOME

CONDENSED STATEMENTS OF INCOME

	Year Ended December 31,
	2015	2016	2017	2017
	(RMB)	(RMB)	(RMB)	($)
Operating expenses:
General and administrative	—	—	—	—

Loss from operations	—	—	—	—
Other income:
Interest income	—	—	—	—
Equity in earnings of subsidiaries	128,854,649	63,710,958	176,737,444	27,048,063

Income before income tax expense	128,854,649	63,710,958	176,737,444	27,048,063
Income tax expense	—	—	—	—

Net income	128,854,649	63,710,958	176,737,444	27,048,063

CONDENSED STATEMENTS OF CASH FLOWS

CONDENSED STATEMENTS OF CASH FLOWS

	Year Ended December 31,
	2015	2016	2017	2017
	(RMB)	(RMB)	(RMB)	($)
Net cash provided by operating activities	8	—	(9)	(1)
Net cash provided by investing activities	—	—	—	—
Net cash provided by financing activities	—	—	—	—
Effect of exchange rate changes on cash and cash equivalents	—	10	—	—

Net increase/(decrease) in cash	8	10	(9)	(1)
Cash—beginning of year	128	136	146	22

Cash—end of year	136	146	137	21